Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Effect of mechanisms to offset exposure (Details) - Counterparty risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of derivative assets	€ 234	€ 960	€ 1,684
Fair value of derivative liabilities	(963)	(561)	(384)
Netting via Master Agreements	(729)	399	1,300
Amount of cash collateral paid	695	77	94
Amount of cash collateral received	(21)	(541)	(1,447)
Netting via cash collateral	674	(464)	(1,353)
Residual exposure to counterparty risk	€ (55)	€ (65)	€ (53)